Other current liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities	28. Other current liabilities

	2024	2023
Value added tax	5,290	10,203
Employee withholding taxes	1,943	2,224
Derivatives	2	—
Other	763	1,446
Total	7,998	13,873